OPERATING SEGMENTS DISCLOSURES	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5. OPERATING SEGMENTS DISCLOSURES

Segment information aligns with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the business and allocates resources into four operating segments:

●	North American Brokerage: generates revenue by processing real estate transactions which entitles the Company to commissions.

●	One Real Title: generates revenue by offering title insurance and closing services for residential and/or commercial transactions.

●	One Real Mortgage: derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet: derives revenue from fees associated with the program and the offering of financial products.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information and is (iii) regularly reviewed by the CODM. Once operating segments are identified, the Company performs a quantitative analysis of the current and historic revenues and profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.

Each operating segment is assessed both quantitatively and qualitatively to determine whether it meets the thresholds for separate disclosure under ASC 280. The Company has elected to separately disclose Title and Mortgage segments as management expects that the segments will continue to be significant. Both segments were previously classified as part of Other Segments. As a result of this change, prior period segment information has been recast to conform to our current presentation in our financial statements. The Company has determined that it operates as three reporting segments - North American Brokerage, One Real Title and One Real Mortgage, which comprise more than 90% of the Company’s total revenue and income (loss) from operations. The other segment, Real Wallet, is not considered a reporting segment as its revenue and net loss do not meet the quantitative threshold set for reporting segments. This segment is disclosed in the “Other Segments” category below.

The CODM uses revenues, gross profit and operating income (loss) as key metrics to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the notes to the audited consolidated financial statements included herein. The following tables provide information about the Company’s reportable segments (in thousands).

	For the Three Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$537,445	$1,346	$1,709	$247	$540,747
Cost of sales	491,737	216	900	33	492,886
Gross Profit	$45,708	$1,130	$809	$214	$47,861

Operating Expenses(1)(2)	42,222	2,123	1,492	340	46,177
Operating Income (Loss)	$3,486	$(993)	$(683)	$(126)	$1,684

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					166
Finance expense, net					(300)
Net Income					$1,550

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $17,644 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

	For the Six Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$889,194	$2,376	$2,785	$373	$894,728
Cost of sales	810,986	383	1,477	85	812,931
Gross Profit	$78,208	$1,993	$1,308	$288	$81,797

Operating Expenses(1)(2)	77,623	4,411	2,792	496	85,322
Operating Income (Loss)	$585	$(2,418)	$(1,484)	$(208)	$(3,525)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					288
Finance expense, net					(334)
Net Loss					$(3,571)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $30,148 thousand and is recorded in the North American Brokerage segment.

	For the Three Months Ended June 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$338,574	$1,255	$949	$340,778
Cost of sales	308,268	143	499	308,910
Gross Profit	$30,306	$1,112	$450	$31,868

Operating Expenses(1)(2)	29,983	1,641	888	32,512
Operating Income (Loss)	$323	$(529)	$(438)	$(644)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net				57
Finance expenses, net				(523)
Net Loss				$(1,110)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.

[2]	Operating expenses includes Revenue share expense of approximately $12,475 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

	For the Six Months Ended June 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$537,826	$2,050	$1,645	$541,521
Cost of sales	487,736	285	873	488,894
Gross Profit	$50,090	$1,765	$772	$52,627

Operating Expenses(1)(2)	64,404	2,892	1,693	68,989
Operating Loss	$(14,314)	$(1,127)	$(921)	$(16,362)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net				230
Finance expenses, net				(1,075)
Net Loss				$(17,207)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[2]	Operating expenses includes Revenue share expense of approximately $21,539 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales for the three and six months ended June 30, 2025 and June 30, 2024.

Segment specific assets and liabilities are not disclosed in these interim condensed consolidated financial statements because the CODM is not regularly provided with that information.

Depreciation and Amortization (in thousands):

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
North American Brokerage	$204	$146	388	277
One Real Title	168	168	336	336
One Real Mortgage	26	26	53	53
Other Segments	—	—	—	—
Total	$398	$340	$777	$666

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
United States	$480,678	$296,261	$801,170	$472,750
Canada	60,069	44,517	93,558	68,771
Total revenue by region	$540,747	$340,778	$894,728	$541,521

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED